Cover	Mar. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36788
Entity Registrant Name	EXELA TECHNOLOGIES, INC.
Entity Central Index Key	0001620179
Entity Tax Identification Number	47-1347291
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2701 E. Grauwyler Rd.
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75061
City Area Code	844
Local Phone Number	935-2832
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 per share
Trading Symbol	XELA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false